Stock Based Compensation - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		24 Months Ended				12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Sep. 30, 2013 Inventergy Inc [Member]	Dec. 31, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Dec. 31, 2013 Inventergy Inc [Member]	Jan. 31, 2014 Employee Stock Option [Member]	Jul. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member] Inventergy Inc [Member]	Dec. 31, 2013 Employees And Non Employees [Member] Inventergy Inc [Member]	Dec. 31, 2013 Non Employee [Member] Inventergy Inc [Member]	Jan. 31, 2014 Equity Incentive Plan 1997 [Member]	Jul. 31, 2013 Equity Incentive Plan 1997 [Member]	Jul. 31, 2012 Equity Incentive Plan 1997 [Member]	Jan. 31, 2014 Equity Incentive Plan 1997 [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Equity Incentive Plan 1999 [Member]	Jul. 31, 2013 Equity Incentive Plan 1999 [Member]	Jul. 31, 2012 Equity Incentive Plan 1999 [Member]	Jan. 31, 2014 Equity Incentive Plan 1999 [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Equity Incentive Plan 1999 [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Equity Incentive Plan 2001 [Member]	Jul. 31, 2013 Equity Incentive Plan 2001 [Member]	Jul. 31, 2012 Equity Incentive Plan 2001 [Member]	Jan. 31, 2013 Equity Incentive Plan 2001 [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Equity Incentive Plan 2001 [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Employee Stock Purchase Plan [Member]	Jan. 31, 2013 Employee Stock Purchase Plan [Member]	Jul. 31, 2013 Employee Stock Purchase Plan [Member]	Jul. 31, 2012 Employee Stock Purchase Plan [Member]	Jan. 31, 2014 Employee Stock Purchase Plan [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Employee Stock Purchase Plan [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Employee Stock Purchase Plan [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Employee Stock Purchase Amended Plan [Member]	Jul. 31, 2013 Employee Stock Purchase Amended Plan [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Minimum [Member]	Jul. 31, 2013 Minimum [Member]	Jan. 31, 2014 Minimum [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Minimum [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Minimum [Member] Employee Stock Option [Member]	Jul. 31, 2013 Minimum [Member] Employee Stock Option [Member]	Jan. 31, 2014 Minimum [Member] Employee Stock Option [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Minimum [Member] Employee Stock Option [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Minimum [Member] Employee Stock Purchase Plan [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Maximum [Member] Employee Stock Option [Member]	Jul. 31, 2013 Maximum [Member] Employee Stock Option [Member]	Jul. 31, 2013 Maximum [Member] Employee Stock Option [Member] Cortelco Systems Holding Corp [Member]
Stock bonuses and restricted stock purchase agreements																																							85.00%	85.00%	85.00%	85.00%					85.00%
Equity Incentive Plans		0	12,773			12,773															400,000			400,000		100,000			100,000	200,000		50,000		200,000	50,000		200,000	200,000
Stock compensation		$ 4,000	$ 7,000					$ 1,872,104		$ 1,872,104																				$ 341	$ 0	$ 4,000	$ 7,000		$ 4,000	$ 7,000
Options vest period																																											4 years	4 years	4 years	4 years		10 years	10 years	10 years
Number of equity incentive plans granted	0	0	0	0	0	0		915,000								0	0	0	0	0	0	0	0
Number of shares issued under 1999 equity incentive plan																									0	0	0	0
Unrecognized cost of nonvested option				0				4,557,457		4,557,457	0	0
Fair market value of the stock at the date of grant	not less than 85% of the fair market value of the stock at the date of grant	not less than 85% of the fair market value of the stock at the date of grant		not less than 85% of the fair market value of the stock at the date of grant	not less than 85% of the fair market value of the stock at the date of grant
Aggregate intrinsic value	0	0			0																													0
Stock Issued During Period, Shares, Employee Stock Purchase Plans	13,939																																	13,939
Share based compensation shares authorized under stock purchase plans exercise price	0.80
Common Stock, Capital Shares Reserved for Future Issuance								8,001,748		8,001,748			2,050,000
Stock Issued During Period, Value, Restricted Stock Award, Gross								0						5,069,372
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares								1,104,123
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares								0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition							1 year 6 months 18 days	1 year 5 months 19 days
Allocated Share-based Compensation Expense															$ 779,380